Deferred Tax Assets And Deferred Tax Liabilities - Summary of Deductible Temporary Differences And Deductible Losses That Are Not Recognized as Deferred Tax Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	¥ 2,720,263	¥ 2,869,537
No due date	2,432,434	1,423,385
Deferred Tax Asset Not Yet Recognised	¥ 5,152,697	¥ 4,292,922